2. Summary of Significant Accounting Policies: (a) Basis of Consolidation (Policies)	12 Months Ended
Mar. 31, 2018
Policies
(a) Basis of Consolidation

(a) Basis of Consolidation

The accompanying consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America.

The consolidated financial statements include the accounts of the Company and its subsidiary. All significant inter-company accounts and transactions have been eliminated in consolidation.

Equity Method Investee

The accompanying consolidated financial statements of the Company included the Company's proportionate share of the net income or loss under equity method as follows:

(1)       The Associate company DJMC is a 30% ownership Associate of the Company, represented a 30% economic interest in DJMC and subsidiary.

(2)       The Associate company SZDJFL is a wholly owned subsidiary of DJMC. The Company indirectly owned 30% through its ownership interest of DJMC, represented a 30% economic interest in SZDJFL,

All intra-entity profits and losses with regards to the Company's equity method investees have been eliminated.